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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA        February 16, 2011
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)






Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:       49
                                        ------------------
Form 13F Information Table Value Total:      52,604
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
Column 1                             Column 2 Column 3      Column 4 Column 5          Column 6 Column 7 Column 8
           Name of Issuer            Title of     Cusip      Value   SHARES/ SH/PRNPUT/ INVSTMT   OTHER   VOTING   AUTH
                                       Class                (X$1000) PRN AMT       CALL DSCRETN MANAGERS   SOLE   SHAREDNONE
Vanguard Total Bond Market ETF       COM        921937835        5205   64855  SH        SOLE                64855
iShares Barclays 1-3 Yr Treasury BondCOM        464287457        5340   63590  SH        SOLE                63590
iShares Barclays Aggregate Bond Fund COM        464287226        7808   73840  SH        SOLE                73840
Aaron's Inc.                         COM        002535300        1116   54775  SH        SOLE                54775
Abbott Laboratories                  COM        002824100        1825   38107  SH        SOLE                38107
Aecom Technology Corp                COM        00766T100        1162   41580  SH        SOLE                41580
Alpha Natural Resources              COM        02076X102        1284   21405  SH        SOLE                21405
Apple Computer Inc.                  COM        037833100          74     232  SH        SOLE                  232
Benchmark Electronics                COM        08160H101         309   17070  SH        SOLE                17070
Bristol-Myers Squibb                 COM        110122108          84    3200  SH        SOLE                 3200
CVS Caremark Corp.                   COM        126650100        1082   31135  SH        SOLE                31135
Celgene Corp.                        COM        151020104        1053   17810  SH        SOLE                17810
Chevron Corp                         COM        166764100        1253   13740  SH        SOLE                13740
Cisco Systems Inc.                   COM        17275R102        1239   61284  SH        SOLE                61284
Cleveland-Cliffs Inc.                COM        18683K101        1193   15295  SH        SOLE                15295
Clorox Company                       COM        189054109         139    2200  SH        SOLE                 2200
Comcast cl A                         COM        20030N101        1049   47750  SH        SOLE                47750
DuPont de Nemour                     COM        263534109          99    2000  SH        SOLE                 2000
Exxon Mobil Corporati                COM        30231G102        1042   14252  SH        SOLE                14252
FLIR Systems                         COM        302445101        1174   39470  SH        SOLE                39470
General Electric Co                  COM        369604103         144    7924  SH        SOLE                 7924
Henry Schein Inc.                    COM        806407102        1123   18305  SH        SOLE                18305
Hewlett-Packard Co                   COM        428236103        1254   29795  SH        SOLE                29795
Hospira Inc                          COM        441060100        1165   20920  SH        SOLE                20920
Intel Corporation                    COM        458140100        1056   50244  SH        SOLE                50244
JPMorgan Chase & Co                  COM        46625H100        1343   31675  SH        SOLE                31675
Johnson & Johnson                    COM        478160104         696   11267  SH        SOLE                11267
Kimberly-Clark Corp.                 COM        494368103         110    1750  SH        SOLE                 1750
Manulife Financial Co                COM        56501R106          27    1600  SH        SOLE                 1600
McDonalds Corporatio                 COM        580135101          13     170  SH        SOLE                  170
Medicis Pharmaceuticals              COM        584690309         747   27885  SH        SOLE                27885
Merck & Co. Inc.                     COM        58933Y105        1670   46338  SH        SOLE                46338
Microsoft Corporation                COM        594918104        1358   48660  SH        SOLE                48660
Newmont Mining Corp.                 COM        651639106        1836   29895  SH        SOLE                29895
Occidental Petroleum                 COM        674599105        1225   12495  SH        SOLE                12495
Owens & Minor Inc.                   COM        690732102          86    2950  SH        SOLE                 2950
Parexel Intl Corp                    COM        699462107         836   39390  SH        SOLE                39390
Pfizer Inc.                          COM        717081103          50    2856  SH        SOLE                 2856
Procter & Gamble Co.                 COM        742718109         286    4450  SH        SOLE                 4450
Reliance Steel                       COM        759509102        1197   23440  SH        SOLE                23440
Stericycle Inc.                      COM        858912108          10     132  SH        SOLE                  132
T Rowe Price Group Inc               COM        74144T108         344    5332  SH        SOLE                 5332
Target Corporation                   COM        87612E106         103    1720  SH        SOLE                 1720
Vodafone Group PLC                   COM        92857W209          46    1750  SH        SOLE                 1750
WMS Industries Inc                   COM        929297109         928   20530  SH        SOLE                20530
Weatherford Intl Ltd                 COM        H27013103          98    4300  SH        SOLE                 4300
Wolverine World Wide                 COM        978097103          94    2950  SH        SOLE                 2950
ishares Lehman 7-10 YR Bond Fund     COM        464287440          14     150  SH        SOLE                  150
PT Ultrashort S&P 500                COM        74347R883        1192   50185  SH        SOLE                50185